Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 398	$ 599
Non-current	2,876	2,567
Total	3,274	3,166
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 0	555
Maturity date	8 October 2024
Discount at issue %	0.437%
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 381	0
Non-current	0	387
Total	$ 381	387
Maturity date	14 August 2025
Discount at issue %	0.986%
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 441	449
Total	$ 441	449
Maturity date	24 August 2026
Discount at issue %	0.55%
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 526	559
Total	$ 526	559
Maturity date	15 May 2027
Discount at issue %	0.47%
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 502	509
Maturity date	8 October 2028
Discount at issue %	1.034%
EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 623	663
Maturity date	28 November 2029
Discount at issue %	0.098%
EUR750m 3.625% bonds 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 784
Maturity date	27 September 2031
Discount at issue %	0.116%
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 17	44
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Total	1,324	1,345
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Total	16	44
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total	1,933	1,777
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1	$ 0